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CASH MANAGEMENT

TAX-EXEMPT MONEY MARKET


MONEY MARKET FUNDS


ANNUAL REPORT
DECEMBER 31, 1998



Portfolio Manager's Letter
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Dear Investor:

We are pleased to present the annual report for the First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. (collectively, "the Funds") for the fiscal year ending December 31, 1998.

For 1998, the Cash Management Fund Class A shares returned 4.9% and Class B shares returned 4.1%. For the same period, the Tax-Exempt Money Market Fund Class A shares returned 2.8% and the Class B shares returned 1.8%, 100% of which was free from federal income taxes. The Funds maintained a $1.00 net asset value for each class of shares throughout the year.

The Funds' performance was primarily the result of substantial declines in interest rates, which occurred in an already low interest rate environment. The Federal Reserve lowered short-term interest rates three times in an eight week period that began in September.

Short-term interest rates had remained generally low through most of 1998, before edging even lower late in the third quarter and throughout the fourth quarter. It was during that time period that the Federal Reserve lowered short-term interest rates in an effort to add liquidity to the marketplace and stem the disruption in the U.S. financial markets caused by the turmoil in several of the world's emerging economies.

In a year in which economists continuously called for the U.S. economy to slow, investors focused their efforts on the quality of their portfolios. Consequently, quality spreads widened over the course of the year, with lower-rated companies having to pay higher interest rates to borrow money than did higher-rated borrowers. In addition, issuers that generated a significant portion of their revenues from sales in foreign markets came under greater scrutiny and were also subject to relatively higher borrowing costs.

Investors continued to express their need to diversify their financial assets by buying money market funds. In 1998, assets in taxable money market funds increased by about 27% over the course of the year, while assets in tax exempt money market funds increased by about 17%. Though investors realize that the potential returns offered by money market funds are generally lower than the returns offered by other types of mutual funds, the liquidity and relatively stable net asset value nature of a money market fund remains a key attraction to investors. According to the Investment Company Institute, money market funds accounted for more than 50% of all net new cash flows into the mutual fund industry.

Money market funds continue to be among the most conservative investment vehicles available, offering relative stability of principal, easy access to account information and a return that is generally higher than that available on most bank savings and checking accounts. Even though the Funds are conservative, there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are not insured by the Federal Deposit Insurance Corporation and are not guaranteed by any bank or other entity.

Your Funds will continue to focus on credit quality and liquidity in 1999. The Funds will continue to purchase only those securities considered at the time of purchase to present minimal market and credit risk to their shareholders. Given the uncertainty of the direction of interest rates, the Funds will likely maintain weighted average maturities that are similar to those of their peers.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Michael J. O'Keefe

Michael J. O'Keefe
Vice President
  and Portfolio Manager

January 29, 1999



Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
December 31, 1998

------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                  Interest                    $10,000 of
   Amount     Security                                                         Rate*          Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--88.3%
    $2,000M   Air Products & Chemicals, Inc., 1/29/99                          5.22%     $1,991,880          $123
     5,000M   Alabama Power Co., 8/1/99                                        5.67       5,018,652           310
       550M   Alabama Power Co., 8/1/99                                        5.03         553,930            34
     4,000M   Anheuser Busch Co., Inc., 12/1/99                                5.00       4,132,250           255
       539M   Anheuser Busch Co., Inc., 12/1/99                                5.25         555,620            34
     1,975M   Associates First Capital Corp., 5/15/99                          5.05       1,991,604           123
     4,300M   BellSouth Telecommunications, Inc.,
                1/13/99                                                        4.87       4,293,020           265
     6,000M   Carolina Power & Light Co., 2/3/99                               5.13       5,971,785           369
     2,500M   Chevron USA, Inc., 1/8/99                                        5.41       2,497,370           154
     5,000M   Chevron USA, Inc., 1/14/99                                       5.25       4,990,521           308
     6,000M   Coca-Cola Company, 2/26/99                                       5.05       5,952,866           368
     5,000M   Consolidated Natural Gas Company,
                2/1/99                                                         5.10       4,978,041           307
     5,250M   Dow Chemical Company, 1/4/99                                     5.20       5,247,725           324
       750M   Duke Energy Co., 11/1/99                                         5.01         767,863            47
     3,300M   Eastman Kodak Company, 2/1/99                                    5.30       3,284,939           203
     1,280M   Florida Power Corp., 1/12/99                                     5.25       1,277,947            79
       310M   Ford Motor Credit Corp., 1/15/99                                 5.70         309,978            19
     1,100M   Ford Motor Credit Corp., 3/26/99                                 5.50       1,107,152            68
       500M   Ford Motor Credit Corp., 5/15/99                                 5.65         502,722            31
       500M   Ford Motor Credit Corp., 5/15/99                                 5.20         503,453            31
     3,000M   General Electric Capital Corp., 1/13/99                          5.35       2,994,650           185
       250M   General Electric Capital Corp., 8/20/99                          5.76         250,783            15
       500M   GTE Northwest, Inc., 2/15/99                                     5.09         500,481            31
     2,000M   Hartford Steam Boiler Insp. & Ins. Co.,
                2/17/99                                                        5.25       1,986,292           123
     3,250M   Hartford Steam Boiler Insp. & Ins. Co.,
                3/3/99                                                         5.11       3,221,859           199
     5,000M   Heinz (H.J.) Company, 2/17/99                                    5.13       4,966,512           307
     1,000M   IBM Credit Corp., 5/10/99                                        5.07       1,005,217            62
     2,540M   Kellogg Co., 1/26/99                                             5.60       2,530,122           156
     3,000M   Kellogg Co., 3/11/99                                             5.10       2,970,675           183
     4,000M   Laclede Gas Co., 1/11/99                                         5.12       3,994,311           247
     6,000M   McGraw-Hill, Inc., 2/19/99                                       5.17       5,957,778           368
       420M   Michigan Bell Telephone Co., 9/15/99                             5.20         421,879            26
     2,650M   Nalco Chemical Co., 3/22/99                                      5.05       2,620,261           162
     1,000M   National Rural Utilities Coop. Fin. Corp.,
                1/15/99                                                        5.51       1,000,831            62
       500M   Northern States Power Co., 2/1/99                                5.66         499,882            31
     2,000M   Paccar Financial Corp., 4/15/99                                  5.25       2,004,540           124
     1,500M   Paccar Financial Corp., 7/15/99                                  5.73       1,503,602            93
     1,000M   Pacific Telephone & Telegraph Co.,
                4/1/99                                                         5.22         998,321            62
     6,000M   PepsiCo, Inc. 1/21/99                                            5.15       5,982,834           369
     1,000M   PepsiCo, Inc. 9/1/99                                             5.22       1,006,439            62
       635M   Pitney Bowes Credit Corp., 7/15/99                               5.70         637,751            39
     3,000M   Pitney Bowes, Inc., 1/6/99                                       5.65       2,997,646           185
     3,000M   Pitney Bowes, Inc., 1/14/99                                      4.95       2,994,638           185
     7,000M   Proctor & Gamble Co., 1/14/99                                    5.30       6,986,603           431
     6,000M   Southern California Edison Company,
                1/14/99                                                        5.45       5,988,191           370
       500M   Southern California Edison Company,
                4/15/99                                                        5.04         503,338            31
     4,000M   Texaco, Inc., 1/6/99                                             5.75       3,996,806           247
     2,500M   Texaco Capital, Inc., 7/15/99                                    5.57       2,516,733           155
       740M   Texaco Capital, Inc., 7/15/99                                    5.40         745,563            46
       500M   Texaco Capital, Inc., 12/15/99                                   5.10         511,989            32
     2,700M   The New York Times Co., 1/6/99                                   5.30       2,698,013           167
     5,100M   Washington Gas Light Co., 1/19/99                                5.12       5,086,944           314
     1,500M   Winn-Dixie Stores, Inc., 1/12/99                                 5.07       1,497,676            92
     3,500M   Xerox Corp., 3/31/99                                             5.30       3,515,377           217
------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $143,023,855)                                      143,023,855        $8,830
------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--4.2%
       500M   Fannie Mae, 3/1/99                                               4.97         500,186             31
       200M   Federal Home Loan Bank, 2/2/99                                   5.78         200,000             12
     1,000M   Federal Home Loan Bank, 4/13/99                                  5.05       1,004,073             62
     2,900M   Federal Home Loan Bank, 10/26/99                                 4.98       2,899,538            179
     2,100M   Federal Home Loan Bank, 10/28/99                                 5.07       2,099,722            130
------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
  (cost $6,703,519)                                                                       6,703,519            414
------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--6.7%
     2,900M   Key Bank, N.A., 3/4/99                                           5.24       2,900,176            179
     3,000M   Merrill Lynch & Co., Inc., 9/23/99                               4.95       3,000,000            185
     3,000M   Merrill Lynch & Co., Inc., 10/21/99                              5.54       3,000,000            185
     2,000M   Nationsbank, N.A., 4/21/99                                       5.00       2,000,532            124
------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $10,900,708)                                    10,900,708            673
------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $160,628,082)+                                99.2%   $160,628,082         $9,917
Other Assets, Less Liabilities                                                   .8       1,336,636             83
------------------------------------------------------------------------------------------------------------------
Net Assets                                                                    100.0%   $161,964,718        $10,000
==================================================================================================================
*The interest rates shown for the corporate notes and U.S. Government agency obligations are the effective rates at time of purchase by the
 Fund. The interest rates shown on floating rate notes are adjusted periodically; the interest rates shown are the rates that were in effect at December 31, 1998.

+Aggregate cost for federal income tax purposes is the same.

See notes to financial statements



Portfolio of Investments
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
December 31, 1998
-----------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
  Principal                                                                                            $10,000 of
     Amount   Security                                                                        Value    Net Assets
-----------------------------------------------------------------------------------------------------------------
              MUNICIPAL NOTES AND VARIABLE RATE SECURITIES--97.7%
              Alabama--5.5%
      $900M   City of Birmingham Wts., Series A, VR, 4.0%
                (LOC; First Alabama Bank)                                                  $900,000          $552
-----------------------------------------------------------------------------------------------------------------
              California--5.2%
       700M   California Poll. Control Rev. Bonds
                (Southern California Edison), VR, 5.2%                                      700,000           429
       150M   San Francisco City & County General
                Obligation Bonds, 3.63%, 6/15/99 (MBIA Insured)                             150,573            92
-----------------------------------------------------------------------------------------------------------------
                                                                                            850,573           521
-----------------------------------------------------------------------------------------------------------------
              District of Columbia--8.8%
       435M   District of Columbia General Obligation Bonds, 3.70%,
                6/1/99 (AMBAC Insured)                                                      440,738           270
     1,000M   District of Columbia Rev. Bonds (American University),
                VR, 4.0% (LOC; National Westminster Bank)                                 1,000,000           613
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,440,738           883
-----------------------------------------------------------------------------------------------------------------
              Florida--3.1%
       500M   Miami-Dade County Special Assessment Rev. Bonds,
                3.65%, 7/1/99 (MBIA Insured)                                                500,836           307
-----------------------------------------------------------------------------------------------------------------
              Hawaii--2.1%
       335M   Hawaii State General Obligation Bonds, 3.50%, 10/1/99
                (Escrowed to maturity; collateralized by
                U.S. Govt. securities)                                                      338,653           208
-----------------------------------------------------------------------------------------------------------------
              Illinois--6.1%
     1,000M   Illinois Edl. Facs. Auth. Rev. Bonds
                (Field Museum Nat. Hist.), VR, 4.1%
                (LOC; Northern Trust Company)                                             1,000,000           613
-----------------------------------------------------------------------------------------------------------------
              Louisiana--10.2%
     1,000M   Jefferson Parish Hosp. Svc. Rev. Bonds
                (Service District No. 2), VR, 4.0% (FGIC Insured)
                (SPA; FGIC Securities)                                                    1,000,000           613
       455M   Jefferson Sales Tax District Special Sales Tax Rev.
                Bonds, 3.60%, (Prerefunded 7/1/99; collateralized by
                U.S. Govt. securities)                                                      465,259           285
       200M   Jefferson Sales Tax District Special Sales Tax Rev.
                Bonds, 3.70%, (Prerefunded 7/1/99; collateralized by
                U.S. Govt. securities)                                                      204,156           125
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,669,415         1,023
-----------------------------------------------------------------------------------------------------------------
              Maryland--4.9%
       800M   Baltimore County Poll. Control Rev. Bonds (Baltimore
                Gas & Electric Co.), CP, 2.90%, 3/5/99                                      800,000           491
-----------------------------------------------------------------------------------------------------------------
              Missouri--6.8%
       360M   Missouri Association Rural Ed. Lease Part. Ctfs.,
                3.80%, 4/1/99 (MBIA Insured)                                                360,000           221
       745M   Missouri State Env. Impt. & Energy Res. Auth. Poll.
                Control Rev. Bonds, (National Rural Utilities Coop.
                Fin. Corp.), VR, 4.05%                                                      745,000           457
-----------------------------------------------------------------------------------------------------------------
                                                                                          1,105,000           678
-----------------------------------------------------------------------------------------------------------------
              Nebraska--5.5%
       900M   Norfolk Indl. Dev. Rev. Bonds (Supervalu Inc. Proj.),
                VR, 3.95% (LOC; Wachovia Bank of Georgia)                                   900,000           552
-----------------------------------------------------------------------------------------------------------------
              New York--1.2%
       194M   East Ramapo Central School District General
                Obligation Bonds, Series A, 4.60%, 5/15/99
                (FSA Insured)                                                               194,622           119
-----------------------------------------------------------------------------------------------------------------
              Oregon--4.9%
       300M   Klamath Falls, Elec. Rev. Bonds (Salt Caves Hydro.
                Project), VR, 3.8% (Escrowed to put in U.S. Treasury
                Securities)                                                                 300,000           184
       500M   Multnomah County School District No. 1J Portland
                Tax & Revenue Anticipation Notes, 3.65%, 6/30/99                            501,427           307
-----------------------------------------------------------------------------------------------------------------
                                                                                            801,427           491
-----------------------------------------------------------------------------------------------------------------
              Pennsylvania--5.5%
       500M   Philadelphia School District Tax & Revenue
                Anticipation Series, 3.63%, 6/30/99
                (LOC; First Union National Bank)                                            501,476           308
       400M   York County General Auth. Pooled Fin. Rev. Bonds,
                VR, 4.1% (LOC; First Union National Bank)                                   400,000           245
-----------------------------------------------------------------------------------------------------------------
                                                                                            901,476           553
-----------------------------------------------------------------------------------------------------------------
              Tennessee--4.3%
       700M   Clarksville Public Building Authority Bonds, VR, 4.05%
                (LOC; NationsBank of Florida)                                               700,000           429
-----------------------------------------------------------------------------------------------------------------
              Texas--2.5%
       400M   State of Texas General Obligation Bonds, 3.20%,
                6/1/99 (Escrowed to maturity; collateralized by
                U.S. Govt. securities)                                                      404,972           248
-----------------------------------------------------------------------------------------------------------------
              Utah--1.9%
       300M   Springville Electric Rev. Bonds, 3.40%, 3/1/99
                (MBIA Insured)                                                              301,680           185
-----------------------------------------------------------------------------------------------------------------
              Virginia--4.3%
       700M   Alexandria Indl. Dev. Auth. Rev. Bonds, Pooled Loan
                Program, VR, 4.05% (LOC; NationsBank)                                       700,000           429
-----------------------------------------------------------------------------------------------------------------
              Washington--13.7%
       700M   Port Kalama, Washington Pub. Corp. Rev. Bonds
                (Conagra Inc. Proj.), VR, 4.05% (LOC; Morgan
                Guaranty Trust Co.)                                                         700,000           429
       535M   Washington State Hsg. Fin. Commn. Rev. Bonds
                (Nikkei Concerns Proj.), VR, 4.1%
                (LOC; U.S. Bank of Washington)                                              535,000           328
       800M   Washington State Hsg. Fin. Commn. Rev. Bonds
                (Mill Plain Crossing Proj.), VR, 4.1%
                (LOC; Harris Trust & Savings Bank)                                          800,000           490
       195M   Yakima Water & Sewer Rev. Bonds, 3.60%, 9/1/99
                (FSA Insured)                                                               195,503           120
-----------------------------------------------------------------------------------------------------------------
                                                                                          2,230,503         1,367
-----------------------------------------------------------------------------------------------------------------
              West Virginia--1.2%
       200M   West Virginia Hosp. Fin. Auth. Hosp. Rev. Bonds
                (St. Joseph's Hospital Proj.), VR, 4.05%
                (LOC; Bank One of West Virginia)                                            200,000           123
-----------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $15,939,895)+                    97.7%        15,939,895         9,772
Other Assets, Less Liabilities                                               2.3            371,298           228
-----------------------------------------------------------------------------------------------------------------
Net Assets                                                                 100.0%       $16,311,193       $10,000
=================================================================================================================

The interest rates shown for municipal notes and bonds are the effective rates at the time of purchase by the Fund.
Interest rates on variable rate securities are adjusted periodically; the rates shown are the rates that were in effect at December 31, 1998. The variable rate securities are subject to optional tenders (which are exercised through put options) or mandatory redemptions. The put options are exercisable on a daily, weekly, monthly or semi-annual basis at a price equal to the principal amount plus accrued interest.

+Aggregate cost for federal income tax purposes is the same.

Summary of Abbreviations:

  CP   Municipal Commercial Paper

  LOC  Letter of Credit

  SPA  Security Purchase Agreement

  VR   Variable Rate Securities

See notes to financial statements




Statement of Assets and Liabilities
December 31, 1998

--------------------------------------------------------------------------------------------------------------------------
                                                                                       First Investors    First Investors
                                                                                       Cash Management   Tax-Exempt Money
                                                                                             Fund, Inc.  Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities (Note 1A):
At amortized cost                                                                          $160,628,082        $15,939,895
                                                                                           ------------        -----------
At value                                                                                   $160,628,082        $15,939,895
Cash                                                                                            941,272            264,604
Interest receivable                                                                             739,200            122,697
Other assets                                                                                     24,200              4,891
                                                                                           ------------        -----------
Total Assets                                                                                162,332,754         16,332,087
                                                                                           ------------        -----------
Liabilities
Payables:
Capital shares redeemed                                                                         256,942             13,217
Dividend disbursing agent                                                                        12,685                755
Accrued expenses                                                                                 30,302                 --
Accrued advisory fee                                                                             68,107              6,922
                                                                                           ------------        -----------
Total Liabilities                                                                               368,036             20,894
                                                                                           ------------        -----------
Net Assets                                                                                 $161,964,718        $16,311,193
                                                                                           ============        ===========
Capital shares outstanding (Note 2):
Class A                                                                                     160,470,102         16,310,180
Class B                                                                                       1,494,616              1,013

Net asset value, offering price and redemption
price per share-Class A and Class B
(Net assets divided by shares outstanding)                                                        $1.00              $1.00
                                                                                           ============        ===========
See notes to financial statements



Statement of Operations
Year Ended December 31, 1998

--------------------------------------------------------------------------------------------------------------------------
                                                                                       First Investors    First Investors
                                                                                       Cash Management   Tax-Exempt Money
                                                                                             Fund, Inc.  Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                                                                              $8,387,063           $619,916
                                                                                           ------------        -----------
Expenses (Notes 1 and 3):
Advisory fee                                                                                    748,196             87,754
Shareholder servicing costs                                                                     764,537             77,639
Custodian fees                                                                                   77,439             10,489
Professional fees                                                                                41,853             20,862
Reports and notices to shareholders                                                              40,880              4,667
Other expenses                                                                                   42,446              7,455
                                                                                           ------------        -----------
Total expenses                                                                                1,715,351            208,866
Less: Expenses waived or assumed                                                               (511,295)           (67,942)
Custodian fees paid indirectly                                                                       --               (499)
                                                                                           ------------        -----------
Net expenses                                                                                  1,204,056            140,425
                                                                                           ------------        -----------
Net investment income                                                                         7,183,007            479,491
Net realized gain on investments                                                                    962                 --
                                                                                           ------------        -----------
Net Increase in Net Assets Resulting
from Operations                                                                              $7,183,969           $479,491
                                                                                           ============        ===========

See notes to financial statements






Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
                                                                     First Investors                  First Investors
                                                                     Cash Management                  Tax-Exempt Money
                                                                       Fund, Inc.                     Market Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31                                           1998              1997           1998                1997
--------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                      $7,183,007        $6,518,603       $479,491            $623,954
Net realized gain (loss)
on investments                                                    962              (395)            --                  --
                                                         ------------      ------------    -----------         -----------
Net increase in net assets resulting
from operations and declared as
dividends to shareholders
(Note 1C)                                                  $7,183,969        $6,518,208       $479,491            $623,954
                                                         ============      ============    ===========         ===========

Capital Share Transactions
(Note 2)
Class A:
Proceeds from shares sold                                $275,726,040      $233,709,809    $20,996,053         $28,663,885
Reinvestment of dividends                                   7,004,723         6,358,311        473,346             613,112
Cost of shares redeemed                                  (261,823,090)     (234,306,443)   (23,839,459)        (33,484,370)
                                                         ------------      ------------    -----------         -----------
                                                           20,907,673         5,761,677     (2,370,060)         (4,207,373)
                                                         ------------      ------------    -----------         -----------
Class B:
Proceeds from shares sold                                   2,414,995           743,487          5,208               8,935
Reinvestment of dividends                                      30,219             8,777             54                 952
Cost of shares redeemed                                    (1,217,975)         (591,831)       (17,461)            (76,506)
                                                         ------------      ------------    -----------         -----------
                                                            1,227,239           160,433        (12,199)            (66,619)
                                                         ------------      ------------    -----------         -----------
Total increase (decrease) in
net assets                                                 22,134,912         5,922,110     (2,382,259)         (4,273,992)

Net Assets
Beginning of year                                         139,829,806       133,907,696     18,693,452          22,967,444
                                                         ------------      ------------    -----------         -----------
End of year                                              $161,964,718      $139,829,806    $16,311,193         $18,693,452
                                                         ============      ============    ===========         ===========

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

1. Significant Accounting Policies--The Funds are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Tax-Exempt Money Market Fund seeks to earn a high rate of current income that is exempt from federal income tax and is not an item of tax preference for purposes of the federal alternative minimum tax, consistent with the preservation of capital and maintenance of liquidity.

A. Security Valuation--Each Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

B. Federal Income Taxes--It is the policy of the Funds to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve the Funds from all, or substantially all, federal income taxes.

C. Distributions--The Funds declare distributions daily and pay distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Distributions paid by the Tax-Exempt Money Market Fund from net investment income are considered exempt-interest dividends and as such should not be subject to federal income taxes.

D. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the recorded amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

E. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the amortized cost basis for both financial statement and federal income tax purposes. Interest income and estimated expenses are accrued daily. For the year ended December 31, 1998, the custodian of Tax-Exempt Money Market Fund has provided credits in the amount of $499 against custodian charges based on the uninvested cash balances of the Fund.

2. Capital Stock--At December 31, 1998, paid-in capital amounted to $161,964,718 for the Cash Management Fund and $16,311,193 for the Tax-Exempt Money Market Fund. The numbers of shares transacted during the period are the same as the amounts included in the Statement of Changes in Net Assets since shares are recorded at $1.00 per share. Each Fund offers two classes of shares, Class A and B. Both classes are sold without an initial sales charge. However, Class B shares, which may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares, are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to First Investors Corporation ("FIC") as underwriter of the Funds.

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors of the Funds are officers and directors of the investment adviser, First Investors Management Company, Inc. ("FIMCO"), the underwriter, FIC, the transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Cash Management Fund's Individual Retirement Accounts. Directors of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended December 31, 1998, total directors fees accrued by the Funds amounted to $8,700 for the Cash Management Fund and $290 for the Tax-Exempt Money Market Fund.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .50% of each Fund's average daily net assets. For the year ended December 31, 1998, the investment adviser assumed expenses of the Cash Management Fund and the Tax-Exempt Money Market Fund of $323,850 and $47,827, respectively.

For the year ended December 31, 1998, shareholder servicing costs of the Cash Management Fund included transfer agent fees accrued to ADM of $744,052 (of which $187,445 was waived) and $20,485 in custodian fees paid to FFS. The Tax-Exempt Money Market Fund's shareholder servicing costs included transfer agent fees accrued to ADM in the amount of $77,639 (of which $20,115 was waived).

For the year ended December 31, 1998, FIC received contingent deferred sales charges from the redemption of Class B shares of the Cash Management Fund and the Tax-Exempt Money Market Fund amounting to $13,709 and $125, respectively. In addition, Class B shares are subject to distribution plan fees which are payable monthly to FIC at the annual rate of up to 1% of the Class B shares' average daily net assets. For the year ended December 31, 1998, FIC received a total of $6,098 in distribution plan fees from the two Funds, after waiving $2,029 (or 25% of the fee). Such amounts are included in other expenses on the Statement of Operations.



Financial Highlights
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

The following table sets forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------------------------------------------------------------
                       Per  Share  Data                                      Ratios / Supplemental  Data
          ----------------------------------------            -----------------------------------------------------------
                                                                                                         Ratio to Average
                                                                                                            Net Assets
                                                                                 Ratio to                 Prior to Waiver
                                                                             Average Net Assets+          of Fees (Note 3)
            Net Asset                                                       ---------------------      ---------------------
                Value                    Dividends            Net Assets,                      Net                     Net
           (unchanged            Net      from Net    Total       End of                Investment              Investment
          during each     Investment    Investment   Return         Year     Expenses       Income   Expenses       Income
                 year)        Income        Income       (%)  (thousands)          (%)          (%)        (%)          (%)
----------------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
------------------------------------------
CLASS A
-------
1994            $1.00          $.036         $.036      3.69     $128,495         .70         3.72       1.15          3.27
1995             1.00           .053          .053      5.42      128,635         .70         5.29       1.18          4.81
1996             1.00           .048          .048      4.89      133,801         .70         4.78       1.19          4.29
1997             1.00           .049          .049      4.98      139,562         .77         4.87       1.19          4.45
1998             1.00           .048          .048      4.92      160,470         .80         5.00       1.14          4.66

CLASS B
-------
1995*            1.00           .044          .044      4.46           56        1.45(a)      4.54(a)    1.93(a)       4.06(a)
1996             1.00           .040          .040      4.11          107        1.45         4.03       1.94          3.54
1997             1.00           .041          .041      4.20          267        1.52         4.12       1.94          3.70
1998             1.00           .041          .041      4.14        1,495        1.55         4.25       1.89          3.91

FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.
--------------------------------------------------
CLASS A
-------
1994            $1.00          $.022         $.022      2.24      $26,424         .70         2.24       1.02          1.92
1995             1.00           .032          .032      3.24       25,045         .70         3.20       1.06          2.84
1996             1.00           .028          .028      2.85       22,888         .70         2.81       1.08          2.43
1997             1.00           .030          .030      3.00       18,680         .75         2.95       1.12          2.58
1998             1.00           .027          .027      2.77       16,310         .80         2.73       1.19          2.34

CLASS B
-------
1995*            1.00           .024          .024      2.40          .01        1.45(a)      2.45(a)    1.81(a)       2.09(a)
1996             1.00           .020          .020      2.04           80        1.45         2.06       1.83          1.68
1997             1.00           .022          .022      2.20           13        1.50         2.20       1.87          1.83
1998             1.00           .018          .018      1.78            1        1.55         1.98       1.94          1.59

 +  Net of fees waived or assumed
 *  For the period January 12, 1995 (date Class B shares were first offered) to December 31, 1995
(a) Annualized

See notes to financial statements


Independent Auditors' Report

To the Shareholders and Boards of Directors of First Investors Cash Management Fund, Inc. and
First Investors Tax-Exempt Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. including the portfolios of investments, as of December 31, 1998, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Inc. and First Investors Tax-Exempt Money Market Fund, Inc. at December 31, 1998, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
January 29, 1999



FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Directors/Trustees
------------------------------------------------------

James J. Coy (Emeritus)

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

Nancy S. Schaenen

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
------------------------------------------------------

Glenn O. Head
President

Michael J. O'Keefe
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Each Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that either Fund will be able to do so or to achieve its investment objective. An investment in either Fund is neither insured nor guaranteed by the U.S. Government.



FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS TAX-EXEMPT MONEY MARKET FUND, INC.

Shareholder Information
------------------------------------------------------

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ  07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.